Financial and capital management - Fair Value Details of Financial Instruments Measured at Amortized Cost (Details) - Financial liabilities at amortised cost, category - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
CRTC deferral account obligation
Disclosure of financial liabilities [line items]
CARRYING VALUE	$ 82	$ 82
FAIR VALUE	86	85
Debt securities and other debt
Disclosure of financial liabilities [line items]
CARRYING VALUE	20,525	18,653
FAIR VALUE	$ 24,366	$ 20,905